Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share ("EPS")

10. Earnings Per Share (“EPS”)

Basic net income (loss) per share excludes dilution and is reported separately for continuing operations and discontinued operations. Basic net loss per share of common stock for continuing operations and discontinued operations is calculated by dividing net income (loss) from continuing operations and discontinued operations attributable to common shareholders by the weighted average number of shares outstanding for the reporting period, respectively. Diluted net income (loss) per share of common stock is computed by giving effect to all potential weighted average dilutive common stock. In periods of net loss, no potentially dilutive common shares are included in the diluted shares outstanding as the effect is anti-dilutive.

The number of additional shares of common stock related to stock option awards subject to only a time-based condition is calculated using the treasury stock method, if dilutive. Stock option awards subject to a performance condition are not included in the denominator of the diluted EPS calculation using the treasury stock method for the years ended December 31, 2023 and 2022, as the performance condition had not been satisfied. Upon completion of the IPO in January 2024, the performance condition was met and a portion of the Tier I options vested (Note 11). Thus, the number of additional shares of common stock related to stock option awards subject to a performance condition are included in the denominator of the diluted EPS calculation using the treasury stock method for the year ended December 31, 2024, if dilutive.

The number of additional shares of common stock related to restricted stock units (“RSUs”) is reflected in the denominator of the diluted EPS calculation using the treasury stock method, if dilutive.

For the year ended December 31, 2024, the TEUs were assumed to be outstanding at the minimum settlement amount for weighted-average shares for basic EPS. For diluted EPS, the shares were assumed to be settled at a conversion factor based on the 20-day VWAP per share of the Company's common stock not to exceed 3.8461 shares per Purchase Contract, if dilutive. See Note 7 for further discussion of TEUs.

The following table sets forth the computation of basic and diluted net loss per share attributable to common shareholders (in thousands, except per share amounts):

	For The Years Ended December 31,
	2024	2023	2022
Numerator:
Net loss from continuing operations	$(68,931)	$(182,266)	$(80,561)
Less: Net loss attributable to noncontrolling interests	(2,459)	(2,232)	(312)
Net loss from continuing operations attributable to common shareholders	(66,472)	(180,034)	(80,249)
Net income from discontinued operations	$48,410	$25,431	$26,342
Net loss attributable to common shareholders	$(18,062)	$(154,603)	$(53,907)

Denominator:
Weighted-average shares outstanding - basic	192,997	117,868	117,840

Effect of dilutive securities:
Stock options	—	—	—
RSUs	—	—	—
TEUs	—	—	—
Weighted-average shares outstanding - diluted	192,997	117,868	117,840

Basic income (loss) per share attributable to common shareholders:
Continuing operations	$(0.34)	$(1.53)	$(0.68)
Discontinued operations	$0.25	$0.22	$0.22
Net loss	$(0.09)	$(1.31)	$(0.46)

Diluted income (loss) per share attributable to common shareholders:
Continuing operations	$(0.34)	$(1.53)	$(0.68)
Discontinued operations	$0.25	$0.22	$0.22
Net loss	$(0.09)	$(1.31)	$(0.46)

The following potentially common share equivalents were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented, as well as options that are contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in thousands):

	For The Years Ended December 31,
	2024	2023	2022
Stock options (1)	14,936	14,140	14,324
RSUs	10,587	—	—
TEUs	—	—	—
Total	25,523	14,140	14,324

(1) For all periods presented, the dilutive effect of stock options were excluded from the computation of loss per share because the assumed proceeds from the awards' exercise were greater than the average market price of the common shares.

All share and per share amounts have been retroactively adjusted to reflect the effects of the stock split that occurred in January 2024 (see Note 11).